UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:            |_|; Amendment Number:

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Freshford Capital Management, LLC

Address:    10 Bank Street, Suite 675
            White Plains, New York 10606

13F File Number: 028-13772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Doheny
Title:      Managing Member
Phone:      (914) 949-0250

Signature, Place and Date of Signing:


/s/ Michael Doheny            New York, New York             November 15, 2010
----------------------        ------------------             -------------------
     [Signature]                [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $415,370
                                         (thousands)

List of Other Included Managers:

N0.   13 F file Number        Name

1.    028-13775               Freshford Partners, LP

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2     COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6      COL 7         COLUMN 8

                                                          VALUE    SHRS OR   SH/ PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP       (x1000)  PRN AMT   PRN CALL   DISCRETION     MNGRS SOLE      SHARED   NONE
--------------              --------------    -----       -------  -------   --- ----   ----------     ----- ----      ------   ----
ARTIO GLOBAL INVS INC          COM CL A      04315B107    1,719      112,342            Sole                   112,342
ARTIO GLOBAL INVS INC          COM CL A      04315B107    4,486      293,224            Shared-Defined  1      293,224
BEMIS INC                        COM         081437105    1,188       37,406            Sole                    37,406
BEMIS INC                        COM         081437105    3,099       97,594            Shared-Defined  1       97,594
BJS WHOLESALE CLUB INC           COM         05548J106    1,577       38,002            Sole                    38,002
BJS WHOLESALE CLUB INC           COM         05548J106    4,100       98,798            Shared-Defined  1       98,798
CARTER INC COM                   COM         146229109      532       20,200     CALL   Sole                    20,200
CARTER INC COM                   COM         146229109    1,517       57,600     CALL   Shared-Defined  1       57,600
COLLECTIVE BRANDS INC            COM         19421W100      778       48,208            Sole                    48,208
COLLECTIVE BRANDS INC            COM         19421W100    2,213      137,092            Shared-Defined  1      137,092
CONVERGYS CORP                   COM         212485106    8,198      784,484            Sole                   784,484
CONVERGYS CORP                   COM         212485106   21,398    2,047,629            Shared-Defined  1    2,047,629
DEAN FOODS CO NEW                COM         242370104      695       68,057            Sole                    68,057
DEAN FOODS CO NEW                COM         242370104    1,807      176,944            Shared-Defined  1      176,944
EPICOR SOFTWARE CORP             COM         29426L108    2,118      243,399            Sole                   243,399
EPICOR SOFTWARE CORP             COM         29426L108    5,505      632,733            Shared-Defined  1      632,733
FLOW INTL CORP                   COM         343468104    3,184    1,210,782            Sole                 1,210,782
FLOW INTL CORP                   COM         343468104    7,738    2,942,100            Shared-Defined  1    2,942,100
GENZYME CORP                     COM         372917104   27,382      386,800     CALL   Sole                   386,800
GENZYME CORP                     COM         372917104   71,385    1,008,400     CALL   Shared-Defined  1    1,008,400
GENZYME CORP                     COM         372917104    8,321      117,547            Sole                   117,547
GENZYME CORP                     COM         372917104   21,720      306,816            Shared-Defined  1      306,816
JACK IN THE BOX INC              COM         466367109      928       43,261            Sole                    43,261
JACK IN THE BOX INC              COM         466367109    2,421      112,939            Shared-Defined  1      112,939
KIT DIGITAL INC                COM NEW       482470200      328       27,329            Sole                    27,329
KIT DIGITAL INC                COM NEW       482470200      856       71,358            Shared-Defined  1       71,358
LEGG MASON INC                   COM         524901105      840       27,700     CALL   Sole                    27,700
LEGG MASON INC                   COM         524901105    2,191       72,300     CALL   Shared-Defined  1       72,300
LEGG MASON INC                   COM         524901105    1,734       57,210            Sole                    57,210
LEGG MASON INC                   COM         524901105    4,525      149,295            Shared-Defined  1      149,295
LIBERTY MEDIA CORP NEW      LIB STAR COM A   53071M708    3,378       52,025            Sole                    52,025
LIBERTY MEDIA CORP NEW      LIB STAR COM A   53071M708    8,803      135,574            Shared-Defined  1      135,574
MACQUARIE INFRASTR CO LLC   MEMBERSHIP INT   55608B105    1,994      128,658            Sole                   128,658
MACQUARIE INFRASTR CO LLC   MEMBERSHIP INT   55608B105    5,108      329,517            Shared-Defined  1      329,517
MAIDEN HOLDINGS LTD              SHS         G5753U112    4,500      591,310            Sole                   591,310
MAIDEN HOLDINGS LTD              SHS         G5753U112   11,698    1,537,161            Shared-Defined  1    1,537,161
MOVE INC COM                     COM         62458M108    7,683    3,445,491            Sole                 3,445,491
MOVE INC COM                     COM         62458M108   19,975    8,957,357            Shared-Defined  1    8,957,357
OSI SYSTEMS INC                  COM         671044105    6,742      185,629            Sole                   185,629
OSI SYSTEMS INC                  COM         671044105   17,525      482,506            Shared-Defined  1      482,506
PHI INC                      COM NON VTG     69336T205      522       32,247            Sole                    32,247
PHI INC                      COM NON VTG     69336T205    1,723      106,469            Shared-Defined  1      106,469
SAPIENT CORP                     COM         803062108    4,740      396,031            Sole                   396,031
SAPIENT CORP                     COM         803062108   12,324    1,029,565            Shared-Defined  1    1,029,565
SAVVIS INC                     COM NEW       805423308      744       35,282            Sole                    35,282
SAVVIS INC                     COM NEW       805423308    1,942       92,118            Shared-Defined  1       92,118
SCORPIO TANKERS INC              SHS         Y7542C106      129       11,437            Sole                    11,437
SCORPIO TANKERS INC              SHS         Y7542C106      336       29,788            Shared-Defined  1       29,788
VALUECLICK INC                   COM         92046N102    2,558      195,560            Sole                   195,560
VALUECLICK INC                   COM         92046N102    6,677      510,445            Shared-Defined  1      510,445
VIASAT INC                       COM         92552V100   11,180      271,955            Sole                   271,955
VIASAT INC                       COM         92552V100   25,699      625,116            Shared-Defined  1      625,116
VITACOST COM INC                 COM         92847A200    4,051      674,067            Sole                   674,067
VITACOST COM INC                 COM         92847A200   10,731    1,785,460            Shared-Defined  1    1,785,460
WEBMD HEALTH CORP                COM         94770V102    7,110      142,566            Sole                   142,566
WEBMD HEALTH CORP                COM         94770V102   18,488      370,727            Shared-Defined  1      370,727
WENDYS ARBYS GROUP INC           COM         950587105    1,255      277,149            Sole                   277,149
WENDYS ARBYS GROUP INC           COM         950587105    3,276      723,268            Shared-Defined  1      723,268

SK 26359 0001 1145938